Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 674,509	$ 623,121
Change in unbilled services (unbilled revenue)	$ 51,388
Percentage change in unbilled services (unbilled revenue)	8.20%
Unearned revenue (payments on account)	$ (1,300,980)	(1,323,961)
Change in unearned revenue (payments on account)	$ 22,981
Percentage change in unearned revenue (payments on account)	(1.70%)
Net balance	$ (626,471)	$ (700,840)
Change in net balance	$ 74,369
Percentage change in net balance	(10.60%)